Sohu.com Limited Shareholders' Equity (Sogou Inc. Share-based Awards, Sogou 2017 Share Incentive Plan, Summary of Categories of Share Options) (Details) - Sogou [Member] - Sogou 2017 Share Incentive Plan [Member]
shares in Thousands
Dec. 31, 2020 shares
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	1,186
Number of shares under granted share options for purposes of share-based compensation expense	1,049
Number of shares under vested and exercisable share options	368
Number of shares under exercised share options	190
Performance-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	192
Number of shares under granted share options for purposes of share-based compensation expense	55
Number of shares under vested and exercisable share options	44
Number of shares under exercised share options	17
Service-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	994
Number of shares under granted share options for purposes of share-based compensation expense	994
Number of shares under vested and exercisable share options	324
Number of shares under exercised share options	173